Summary of Discount Rate Assumptions Used to Determine Net Pension Cost (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SERP [Member]
Discount rate assumptions used to determine net pension cost
Assumptions used to determine net pension cost	3.40%	4.70%	4.90%
Other Post-Retirement Plans [Member]
Discount rate assumptions used to determine net pension cost
Assumptions used to determine net pension cost	4.10%	4.70%	5.20%